Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 19. Subsequent Events

The Company has evaluated subsequent events through the date the financial statements were available to issue.

In May 2026, the Company entered into an Independent Contractor Agreement with William Tuorto for consulting services he is performing for the Company dating back to April 1, 2026. In connection with the agreement, on May 7, 2026, the Company issued 69,083 shares of common stock under the 2023 Plan, which shares were issued without a restrictive legend pursuant to a Form S-8 registration statement.

On May 4, 2026, the Company entered into a Forbearance Agreement with Cedarview Opportunities Master Fund LP related to the Company’s existing secured notes payable. Under the agreement, Cedarview agreed to extend the forbearance period through October 31, 2026, subject to certain repayment and financing conditions. In connection with the agreement, the Company issued Cedarview 275,000 shares of common stock.

On May 11, 2026, the Company issued 250,000 shares of restricted common stock to Kimberly Hawley as a discretionary bonus pursuant to the terms of her Executive Employment Agreement dated July 24, 2025. The shares were issued at a value of $1.71 per share and were issued with a standard Rule 144 restrictive legend.

On May 6, 2026, the Company entered into an additional forbearance and note payment amendment agreement with J.J. Astor & Co. related to the Company’s outstanding secured promissory notes they hold. Pursuant to the agreement, the parties revised certain repayment terms associated with the Company’s May 2026 Financing Transaction and extended certain repayment obligations through January 2027.

On May 8, 2026, the Company closed the initial tranche of a securities purchase agreement with certain institutional investors pursuant to which the Company issued promissory notes with aggregate gross proceeds of up to $12.0 million, to be funded in two tranches (the “May 2026 Financing Transaction”). The initial closing provided gross proceeds of $6.0 million before placement agent fees and offering expenses. If fully funded, the notes will have an aggregate principal amount of $15.0 million, inclusive of original issue discount, and are convertible into shares of the Company’s common stock subject to certain pricing terms and ownership limitations. In connection with the May 2026 Financing Transaction, the Company also entered into a standby equity purchase agreement.

Note 19. Subsequent Events

The Company has evaluated subsequent events through the date the financial statements were available to issue.

As previously reported, on October 31, 2024, the Company, as the borrower, and certain of its subsidiaries, being Vivaventures Management Company, Inc., Vivaventures Oil Sands, Inc., Silver Fuels Delhi, LLC, White Claw Colorado City, LLC, Vivaventures Remediation Corporation, Vivaventures Energy Group, Inc., and Silver Fuels Processing, LLC, as guarantors (collectively, the “Guarantors” or “Subsidiaries”, as context requires), Cedarview Opportunities Master Fund LP, as the lender (the “Lender” or “Cedarview”); and Cedarview Capital Management, LLC, as the agent (the “Agent”), entered into a Loan and Security Agreement (the “Loan Agreement”). Pursuant to the Loan Agreement, the Company issued a secured promissory note (the “Note”) in the principal amount of $3,670,161, and the Lenders agreed to provide such term loan to the Company (the “Term Loan”) with maturity on October 31, 2025. On November 5 and 6, 2024 (the “Closing Date”), the Company received the net proceeds from the Term Loan less (i) a 3% origination fee, and (ii) repayment of $2,000,000 in outstanding principal, $68,009 in accrued interest, and a $242,991 prepayment fee pursuant to that certain Loan and Security Agreement dated February 5, 2024, by and between the Company, as borrower thereunder, certain of its Subsidiaries, as guarantors thereunder, and Lender and Agent. On April 9, 2025, a Side Letter Cedarview went effective which amended the terms of the Loan Agreement. Under the terms of the Side Letter, we agreed to pay the remaining amounts we owe under the Cedarview Loan as follows: (i) $589,890 on or before April 9, 2025, (ii) payments of $150,000 on each of April 30, 2025 and May 31, 2025, and (iii) four monthly payments of $645,685 until the Cedarview Loan has been paid in full. In exchange for Cedarview agreeing to the extended repayment terms under the Side Letter for the Cedarview Loan we agreed we would (a) pay Cedarview 30% of any net amounts we receive from drawdowns from any equity lines of credit we do in the future as payments on the Cedarview Loan, (b) pay Cedarview 30% of any net proceeds received from the sale of any assets in the future as payments on the Cedarview Loan, and (c) issue Cedarview, or its assignees, 1,500 shares of our restricted common stock. We paid the $589,890 payment on April 9, 2025 and issued Cedarview, and its assignees, 1,500 shares of our restricted common stock on April 11, 2025.

On December 31, 2025, the Company entered in an Interim Forbearance Agreement (the “Interim Forbearance Agreement”) with Cedarview, under which Cedarview agreed to forbear any rights it has for the Company’s default as a result of the Company’s failure to pay the Note in accordance with its terms, as amended. Cedarview agreed to forbear its rights and not call the Company in default under the Note through January 23, 2026 in exchange for the Company agreeing to enter into a long-term forbearance agreement on or before January 23, 2026, under which the maturity date for the Note will be extended to January 31, 2027 and the Company will agree to a payment plan for the Note and will agree to a Confession of Judgment with respect to (i) all amounts due and owing under the Note, including accrued but unpaid interest thereon that has accrued at the default interest rate, and (ii) $200,000 of collection expenses with respect thereto. The other terms of the extension of the maturity date will be determined between the parties on or before January 23, 2026, when the parties plan to execute a further agreement.

As previously reported, between June 6, 2025 and June 9, 2025, the Company issued convertible promissory notes (the “Lender Notes”), to seven non-affiliated accredited investors (the “Lenders”), in the aggregate principal amount of $5,117,647 in connection with a Securities Purchase Agreement entered into by and between the Company and the Lenders (the “Lender SPA”). Under the terms of the Lender SPA and the Lender Notes, the Company received $4,350,000 prior to deducting customary fees. Between December 31, 2025 and January 7, 2026, the Company received Notices of Conversion from the Lenders converting a total of $256,690 of the amounts due under the Lender Notes into 189,432 shares of the Company’s common stock, on January 16, 2026, the Company received Notices of Conversion from two of the Lenders converting a total of $41,165 of the amounts due under the Lender Notes into 46,079 shares of the Company’s common stock (together, the “Lender Shares”). Pursuant to the terms of the Lender Notes and the Notices of Conversion, the Company issued the Lender Shares. The Lender Shares were issued without a Rule 144 restrictive legend pursuant to a legal opinion received by the Company and its transfer agent.

On January 30, 2026, the Company entered into Forbearance and Note Amendment Agreements (the “Lender Forbearance Agreements”) with the each of the Lenders. As of the date the Lender Forbearance Agreements were entered into the Company owed approximately $2,242,793 under the Lender Notes, having satisfied approximately $2,874,854 of the aggregate principal amount since the Lender Notes were issued. Under the terms of the Lender Forbearance Agreements, (i) the parties agreed to extend the maturity date of the Lender Notes until January 31, 2027; (ii) the Company agreed to issue an aggregate of 280,839 shares of its restricted common stock (the “Agreement Shares”); (iii) the Company agreed to pay the following aggregate amounts to payoff the Lender Notes: $378,433.25 on or before March 1, 2026, $396,415 on or before April 30, 2026, $258,904 on or before June 30, 2026, $454,797 on or before July 31, 2026, $17,434 on or before September 30, 2026, $356,194 on or before October 31, 2026, $372,627 on or before January 31, 2027; and (iv) no conversions will be permitted under the Lender Notes unless the Company either fails to pay the Lender Notes in accordance with the above payment terms or the Company fails to get re-listed on Nasdaq on or before February 28, 2026, which date will be extended if the only requirement for the Company to get re-listed is the completion of a reverse stock split of the Company’s common stock so long as the Company is in the process of completing the reverse stock split.

As previously reported, on July 9, 2025, the Company, issued a junior secured convertible promissory note (the “Second Note”) to J.J. Astor & Co. (“J.J. Astor”), in the principal amount of $5,940,000 (the “Principal Amount”), in relation to an amended Loan and Security Agreement by and between the Company, its subsidiaries, and J.J. Astor (the “Amended Loan Agreement”). The Company received $4,400,000, before fees. The Company received the funds on July 15, 2025. On January 12, 2026, the Company received a Notice of Conversion from J.J. Astor converting $50,000 of the Principal Amount of the Second Note into 59,524 shares of the Company’s common stock (the “Shares”). Pursuant to the terms of the Second Note and the Notice of Conversion, the Company issued the Shares. The Shares were issued without a Rule 144 restrictive legend pursuant to a legal opinion received by the Company and its transfer agent.

On February 5, 2026, the Company entered into a Forbearance and Note Payment Amendment Agreement (the “J.J. Astor Forbearance Agreement”) with J.J. Astor. Under the terms of the J.J. Astor Forbearance Agreement, (i) the parties agreed to extend the maturity date of the Second Note until January 1, 2027; (ii) the Company agreed to pay the following payments to payoff the Second Note: (a) $50,000 per week commencing Monday, April 6, 2026, (b) $100,000 per week commencing Monday, July 6, 2026, (c) $150,000 per week commencing Monday, October 5, 2026, and (d) $250,000 per week commencing Monday, December 7, 2026, with the outstanding balance to be paid in full by January 1, 2027 (the “Amended Payment Terms”), with the Company having the ability to pay the Amended Payment Terms in shares of common stock if certain conditions are met as set forth in the Agreement, and (iii) the Company agree to use its best efforts to remove its suspension from trading on the Nasdaq Capital Market and be reinstated for trading on the Nasdaq Capital Market on or before February 28, 2026 (the “Nasdaq Reinstatement Deadline”), which deadline will be extended to a date not later than April 30, 2026 if the Company has applied for a reverse stock split prior to February 28, 2026 and is only waiting for regulatory approval of such stock split to regain compliance with Nasdaq’s listing rules. In the event the Company fails to comply with the terms of the J.J. Astor Forbearance Agreement, then entire outstanding principal amount plus accrued interest then due and payable under the Second Note shall increase to 110% of the then Outstanding Principal Amount, such balance will begin accruing interest at 19% per annum compounded daily, the balance will become immediately due and payable to J.J. Astor in full, the Forbearance provided herein shall terminate, and J.J. Astor may exercise all of its rights and remedies under the Amended Loan Agreement, the Second Note and other transaction documents.

On February 27, 2026, the Company and J.J. Astor entered into a Third Amendment to Loan Agreement Fourth Forbearance Agreement and Registration Rights Agreement (the “Loan Agreement Amendment No. 3”) and $993,750 Original Principal Amount Junior Secured Promissory Note (the “Fourth Note”). Under the terms of the Fourth Note J.J. Astor agreed to loan us an additional $750,000, which matures on April 6, 2026. In the event we default on the Fourth Note, the note begins accruing interest at 19% per annum, the principal amount due under the note is increased to 110% of the principal amount owed at the time of default, and the amounts due under the note become convertible with J.J. Astor allowed to convert 200% of the amount due under the note at a conversion price equal to an 80% discount to the lesser of (a) the closing price of the Company’s common stock on (x) the Funding Date of the Initial Note and (y) the Funding Date of the Second Note (whichever closing price is lower), or (b) 20% of the closing price of the Company Common Stock on such applicable Funding Date. Under the terms of the Loan Agreement Amendment No. 3, J.J. Astor and Company agreed the date by which the Company has to relist on Nasdaq under the Fourth Forbearance Agreement was extended to April 6, 2026, and the Second Note default terms were amended in certain respects to the default terms in the Fourth Note. The Company received the funds from the Fourth Note on February 27, 2026, minus $40,000 for legal and transaction fees. The Company and J.J. Astor also entered into a Subsidiary Guarantee, under which the Company’s subsidiaries are guaranteeing the amounts due under the Fourth Note (the “Subsidiary Guarantee”) and a Pledge and Security Agreement, under which the Company and its subsidiaries secured the repayment of the amounts due under the Second Note and the Fourth Note with their assets as collateral (the “Pledge and Security Agreement”). Additionally, the Company conveyed certain real property and improvements it owns in Blaine County, Oklahoma to J.J. Astor to secure the repayment of the Fourth Note. In the event the Fourth Note is paid in full by the maturity date, the Oklahoma property will be reconveyed to the Company.

On March 24, 2026, a Certificate of Amendment (the “Amendment to Articles”) to the Company’s Amended and Restated Articles of Incorporation, as amended, went effective with FINRA and OTC Markets, which implemented a 1-for-200 reverse stock split of the Company’s common stock in accordance with the approval of the holders of a majority in interest of the Company’s outstanding votes delivered at the Special Meeting of the Company’s Shareholders held on December 22, 2025. In accordance with FINRA rules, a “D” was placed on the Company’s ticker symbol for 20 business days “VIVKD”, to indicate the reverse stock split. After 20 business days, the symbol will be changed back to “VIVK”.